Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Basic Earnings Per Share
Net income attributable to Bank shareholders	$ 1,497	$ 1,510	$ 1,246	$ 3,007	$ 2,219
Dividends on preferred shares	(48)		(46)	(100)	(91)
Net income available to common shareholders	$ 1,449		$ 1,200	$ 2,907	$ 2,128
Weighted-average number of common shares outstanding	638,574		643,734	638,753	645,735
Basic earnings per share	$ 2.27	$ 2.28	$ 1.87	$ 4.55	$ 3.30
Diluted Earnings Per Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,449		$ 1,200	$ 2,907	$ 2,128
Weighted-average number of common shares outstanding	638,574		643,734	638,753	645,735
Effect of dilutive instruments
Stock options potentially exercisable	6,037		5,497	5,356	5,711
Common shares potentially repurchased	(4,351)		(3,604)	(3,787)	(3,671)
Weighted-average number of diluted common shares outstanding	640,260		645,627	640,322	647,775
Diluted earnings per share	$ 2.26	$ 2.28	$ 1.86	$ 4.54	$ 3.29